Accrued Liabilties and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued expenses	$ 183,071		$ 43,633		$ 22,345
Other tax payable					3,180
Withholding tax payable	4,168		7,349		82,240
Compensation payable (Note 1)	14,183	[1]	144,015	[1],[2]	117,935	[2]
Other payables	114,274		46,616		64,077
Accrued Liabilties and Other Payables	$ 3,014,988		$ 241,613		$ 289,777

[1]	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.
[2]	Compensation payable represented a claim relating to an employee of First Fertility PGS Center Limited (“FFC”). On April 23, 2023, the compensation agreement is finalized with the employee and the compensation is payable in 12 instalments within one year from 2023.